Employee Benefit Plans - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended				60 Months Ended
	Aug. 19, 2008	Dec. 31, 2013 Age	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2013
Employee Benefit Plan [Line Items]
Qualification criteria minimum age		18
Service period		3 months
Employer contribution, employee retirement plan		3.00%
Employee retirement plan, employer matching contribution		50.00%
Employee's compensation contribution		6.00%
Expense attributable to retirement benefit plan		$ 1,300,000	$ 1,100,000	$ 970,000
Accrued liability for retirement benefit agreement		4,500,000	3,500,000			4,500,000
Equity Incentive Plan, issued	1,035,000
Restricted stock awards, issued	414,000
Restricted stock awards, delivered	414,000
Number of common stock repurchased		287,652			414,000	1,691,580
Common stock repurchased cost					3,700,000
Stock options and restricted shares granted date to employees and directors			5 years
Weighted average grant date fair value of options granted		289,000	77,000	208,000
Aggregate intrinsic value of stock outstanding		11,700,000				11,700,000
Aggregate intrinsic value of exercisable options		10,000,000				10,000,000
Aggregate intrinsic value of share		$ 22.58				$ 22.58
Compensation expense related to Share-Based Compensation Plan		1,200,000	1,200,000	1,100,000
Tax benefit related to Share-Based Compensation Plan		325,000	309,000	288,000
Proceeds on loan from the Company's subsidiary, Meridian Interstate Funding Corporation		8,300,000
Maturity period of loan		20 years
Loan payable rate		6.50%				6.50%
Fair value of the unallocated shares		13,100,000	10,400,000			13,100,000
Compensation expense recognized in connection with the ESOP		814,000	606,000	532,000
Post-retirement benefit expenses		567,000	388,000	241,000
Incentive compensation plan expense		3,300,000	3,100,000	1,900,000
Subsidiaries [Member]
Employee Benefit Plan [Line Items]
Number of shares ESOP acquired		828,000
Supplemental Executive Retirement Benefits [Member]
Employee Benefit Plan [Line Items]
Expected future benefit payments for the plan 2015		833,000				833,000
Expected future benefit payments for the plan 2019 through 2023		561,000				561,000
Restricted Stock [Member]
Employee Benefit Plan [Line Items]
Restricted stock awards		35,520				35,520
Fair value of restricted shares vested, total		1,400,000
Unrecognized compensation expense related to non-vested options under the plan		2,000,000				2,000,000
Cost expected to recognize weighted-average period		3 years 3 months 18 days
Stock Option [Member]
Employee Benefit Plan [Line Items]
Restricted stock awards		62,450				62,450
2008 Equity Incentive Plan [Member]
Employee Benefit Plan [Line Items]
Equity Incentive Plan award, delivered	1,449,000
Officer and Director [Member]
Employee Benefit Plan [Line Items]
Supplemental executive retirement benefit expense for officers and directors		$ 1,200,000	$ 1,000,000	$ 791,000